Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		86 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (468,012)	$ (15,300)	$ (915,355)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid by capital contributed by officer			20
Share-based compensation	390,209		698,996
Accrued interest income paid by increase in related party notes receivable	(10,273)		(10,273)
Waiver of tax liability penalty			(60,364)
Amortization of discount on long-term notes payable-related parties	9,146		9,146
Amortization of discount on long-term notes payable	11,890		11,890
Issuances of warrants for services			11,970
Changes in assets and liabilities:
Prepaid expenses		19
Accounts payable	(5,752)	5,969	11,303
Payroll tax penalties and accrued interest			(8,787)
Net Cash Used in Operating Activities	(72,792)	(9,312)	(251,454)
Cash Flows from Investing Activities:
Loans to related party - current	(25,000)		(25,000)
Loans to related party - long term	(820,000)		(820,000)
Net Cash Used in Investing Activities	(845,000)		(845,000)
Cash Flows from Financing Activities:
Proceeds from issuance of notes payable and warrants to related parties	400,000		400,000
Proceeds from issuance of notes payable and warrants	520,000		520,000
Proceeds from issuance of notes payable to related party		4,000	239,000
Principal payments on note payable to related party	(4,000)		(99,000)
Proceeds from issuance of common stock			40,000
Redemption of common stock			(190)
Net Cash Provided by Financing Activities:	916,000	4,000	1,099,810
Net Increase (Decrease) in Cash	(1,792)	(5,312)	3,356
Cash at Beginning of Period	5,148	6,323
Cash at End of Period	3,356	1,011	3,356
Supplemental Cash Flow Information
Cash paid for interest	11,527	1,007
Noncash Investing and Financing Activities
Note payable and warrants issued to related party in exchange for a note receivable from a related party	200,000
Note payable and warrants issued in exchange for notes receivable from a related party	$ 20,000